CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 5,625	$ 5,118	$ 4,899
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(101)	366	(52)
Net change in pension and other postretirement benefit plans	(334)	(250)	2,066
Derivative instruments	96	(2)	0
Other comprehensive income (loss) before income taxes	(339)	114	2,014
Income tax recovery (expense)	29	158	(544)
Other comprehensive income (loss)	(310)	272	1,470
Comprehensive income	$ 5,315	$ 5,390	$ 6,369